Supplmental Cash Flow Information and Disclosures of Non-cash Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest, net of amounts capitalized	$ 159,998	$ 164,513	$ 164,793